Taxation - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	$ 29,330	$ 31,257
Impact of IFRS 16			$ 0
(Charge)/credit to income	(1,219)	91
Currency translation differences	109	(806)
Other	(176)	(1,212)
Deferred tax asset, Ending balance	28,044	29,330
Deferred tax liability, Beginning Balance	(32,070)	(30,473)
Impact of IFRS 16			0
(Charge)/credit to income	(238)	(1,331)
Currency translation differences	(140)	469
Other	406	(735)
Deferred tax liability, Ending Balance	(32,042)	(32,070)
Net deferred tax liability	(3,998)	(2,740)
Deferred tax asset	10,524	12,097	12,097
Deferred tax liability	(14,522)	(14,837)	(14,837)
Decommissioning and other provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	5,902	6,182
Impact of IFRS 16			(43)
(Charge)/credit to income	15	166
Currency translation differences	56	(177)
Other	(550)	(269)
Deferred tax asset, Ending balance	5,380	5,902
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	3,718	3,379
Impact of IFRS 16			0
(Charge)/credit to income	(521)	345
Currency translation differences	6	(32)
Other	(189)	26
Deferred tax asset, Ending balance	3,014	3,718
Deferred tax liability, Beginning Balance	(27,771)	(26,904)
Impact of IFRS 16			144
(Charge)/credit to income	(227)	(1,751)
Currency translation differences	(129)	409
Other	(57)	475
Deferred tax liability, Ending Balance	(28,040)	(27,771)
Tax losses and credits carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	12,167	13,684
Impact of IFRS 16			0
(Charge)/credit to income	(647)	(553)
Currency translation differences	57	(462)
Other	52	(502)
Deferred tax asset, Ending balance	11,629	12,167
Retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	3,310	3,868
Impact of IFRS 16			0
(Charge)/credit to income	(76)	14
Currency translation differences	(8)	(93)
Other	434	(479)
Deferred tax asset, Ending balance	3,660	3,310
Deferred tax liability, Beginning Balance	(1,674)	(742)
Impact of IFRS 16			0
(Charge)/credit to income	46	180
Currency translation differences	(6)	24
Other	541	(1,136)
Deferred tax liability, Ending Balance	(1,093)	(1,674)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	4,233	4,144
Impact of IFRS 16			43
(Charge)/credit to income	10	119
Currency translation differences	(2)	(42)
Other	77	12
Deferred tax asset, Ending balance	4,361	4,233
Deferred tax liability, Beginning Balance	(2,625)	(2,827)
Impact of IFRS 16			$ (144)
(Charge)/credit to income	(57)	240
Currency translation differences	(5)	36
Other	(78)	(74)
Deferred tax liability, Ending Balance	$ (2,909)	$ (2,625)